CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Subscribed [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 1,957	$ 70,541,095	$ 0	$ 0	$ (66,089,723)	$ 4,453,329	$ 0	$ 4,453,329
Beginning balance, shares at Dec. 31, 2022	0	19,566,839
Shares subscribed for non-employee services		$ 137	2,396,677	720,000			3,116,814		3,116,814
Shares subscribed for non-employee services, shares		1,374,197
Warrants issued for services			1,111,706				1,111,706		1,111,706
Stock based compensation			122,391				122,391		122,391
Net loss						(7,957,833)	(7,957,833)		(7,957,833)
Ending balance, value at Mar. 31, 2023	$ 0	$ 2,094	74,171,869	720,000	0	(74,047,556)	846,407	0	846,407
Ending balance, shares at Mar. 31, 2023	0	20,941,036
Beginning balance, value at Dec. 31, 2022	$ 0	$ 1,957	70,541,095	0	0	(66,089,723)	4,453,329	0	4,453,329
Beginning balance, shares at Dec. 31, 2022	0	19,566,839
Shares issued in connection with asset purchase agreement									4,320,000
Net loss									(17,510,948)
Ending balance, value at Sep. 30, 2023	$ 0	$ 3,299	87,990,247	0	(2,500,000)	(83,600,673)	1,892,873	0	1,892,873
Ending balance, shares at Sep. 30, 2023	0	32,991,036
Beginning balance, value at Mar. 31, 2023	$ 0	$ 2,094	74,171,869	720,000	0	(74,047,556)	846,407	0	846,407
Beginning balance, shares at Mar. 31, 2023	0	20,941,036
Shares subscribed for non-employee services		$ 70	1,070,930	(720,000)			351,000		351,000
Shares subscribed for non-employee services, shares		700,000
Warrants issued for services			811,500				811,500		811,500
Stock based compensation			113,301				113,301		113,301
Issuance of common stock and warrants, net of issuance costs		$ 276	3,040,585				3,040,861		3,040,861
Issuance of common stock and warrants, net of issuance costs, shares		2,755,000
Net loss						(3,202,620)	(3,202,620)		(3,202,620)
Ending balance, value at Jun. 30, 2023	$ 0	$ 2,440	79,208,185	0	0	(77,250,176)	1,960,449	0	1,960,449
Ending balance, shares at Jun. 30, 2023	0	24,396,036
Shares issued for cash		$ 50	499,950				500,000		500,000
Shares issued for cash, shares		500,000
Shares issued in exchange for subscription receivable		$ 250	2,499,750		(2,500,000)
Shares issued in exchange for subscription receivable, shares		2,500,000
Shares issued for services		$ 54	531,746				531,800		531,800
Shares issued for services, shares		550,000
Warrants issued for services			514,819				514,819		514,819
Stock based compensation			113,301				113,301		113,301
Issuance of common stock and warrants, net of issuance costs		$ 75					75		75
Issuance of common stock and warrants, net of issuance costs, shares		745,000
Shares issued for the conversion of debt		$ 30	302,896				302,926		302,926
Shares issued for the conversion of debt, shares		300,000
Shares issued in connection with asset purchase agreement		$ 400	4,319,600				4,320,000		4,320,000
Shares issued in connection with asset purchase agreement, shares		4,000,000
Net loss						(6,350,494)	(6,350,494)		(6,350,494)
Ending balance, value at Sep. 30, 2023	$ 0	$ 3,299	87,990,247	0	(2,500,000)	(83,600,673)	1,892,873	0	1,892,873
Ending balance, shares at Sep. 30, 2023	0	32,991,036
Beginning balance, value at Dec. 31, 2023	$ 0	$ 3,533	91,666,691	0	(3,500,000)	(87,356,260)	813,964	0	813,964
Beginning balance, shares at Dec. 31, 2023	0	35,331,036
Shares issued for non-employee services		$ 110	541,640				541,750		541,750
Shares issued for non employee services, shares		1,096,381
Warrants issued for cash			500,000				500,000		500,000
Warrants issued for services			8,150				8,150		8,150
Warrants issued in exchange for note receivable			1,900,000		(2,000,000)		(100,000)		(100,000)
Stock based compensation			96,889				96,889		96,889
Net loss						(3,001,388)	(3,001,388)		(3,001,388)
Ending balance, value at Mar. 31, 2024	$ 0	$ 3,643	94,713,370	0	(5,500,000)	(90,357,648)	(1,140,635)	0	(1,140,635)
Ending balance, shares at Mar. 31, 2024	0	36,427,417
Beginning balance, value at Dec. 31, 2023	$ 0	$ 3,533	91,666,691	0	(3,500,000)	(87,356,260)	813,964	0	813,964
Beginning balance, shares at Dec. 31, 2023	0	35,331,036
Shares issued in connection with asset purchase agreement									0
Net loss									(7,865,647)
Ending balance, value at Sep. 30, 2024	$ 2	$ 3,997	102,142,641	0	(2,100,000)	(95,221,907)	4,824,733	157,684	4,982,417
Ending balance, shares at Sep. 30, 2024	5,825	39,968,593
Beginning balance, value at Mar. 31, 2024	$ 0	$ 3,643	94,713,370	0	(5,500,000)	(90,357,648)	(1,140,635)	0	(1,140,635)
Beginning balance, shares at Mar. 31, 2024	0	36,427,417
Shares issued for services		$ 185	558,165				558,350		558,350
Shares issued for services, shares		1,850,000
Stock based compensation			611,570				611,570		611,570
Shares issued for the conversion of debt	$ 1	$ 144	951,855				952,000		952,000
Shares issued for the conversion of debt, shares	506	1,441,176
Preferred share offering	$ 1		3,661,505	50,000	(2,100,000)		1,611,506	132,494	1,744,000
Preferred share offering, shares	3,794
Net loss						(3,035,345)	(3,035,345)		(3,035,345)
Ending balance, value at Jun. 30, 2024	$ 2	$ 3,972	100,496,465	50,000	(7,600,000)	(93,392,993)	(442,554)	132,494	(310,060)
Ending balance, shares at Jun. 30, 2024	4,300	39,718,593
Shares issued for services		$ 25	49,475				49,500		49,500
Shares issued for services, shares		250,000
Stock based compensation			96,891				96,891		96,891
Preferred share offering			1,499,810	(50,000)			1,449,810	25,190	1,475,000
Preferred share offering, shares	1,525
Relief of subscription receivable					5,500,000		5,500,000		5,500,000
Net loss						(1,828,914)	(1,828,914)		(1,828,914)
Ending balance, value at Sep. 30, 2024	$ 2	$ 3,997	$ 102,142,641	$ 0	$ (2,100,000)	$ (95,221,907)	$ 4,824,733	$ 157,684	$ 4,982,417
Ending balance, shares at Sep. 30, 2024	5,825	39,968,593